MICHAEL S. EMEN
SENIOR VICE PRESIDENT
LISTING QUALIFICATIONS DEPARTMENT

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850
P 301.978.8020 F 301.978.8098

NOV [illegible] 2007

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

November 12, 2007

001-13357

CERTNAS

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

07082260

Dear Ms. Peters:

This is to certify that on November 12, 2007 The Nasdaq Stock Market (the "Exchange") received from Royal Gold, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

7.25% Mandatory Convertible Preferred Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

PROCESSED
NOV 1 9 2007
THOMSON
FINANCIAL

END